Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax
17	INCOME TAX
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the British Virgin Islands, First High-School BVI is not subject to tax on their income or capital gains. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, First High-School HK is subject to Hong Kong profits tax at a rate of 16.5%. A
Two-tiered
Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong profits tax has been made as the Group had no assessable profits derived from or earned in Hong Kong during the years ended December 31, 2018, 2019 and 2020. Additionally, upon payments of dividends to the shareholders, no Hong Kong withholding tax will be imposed.
PRC
Under the PRC Enterprise Income Tax Law (“EIT Law”), the Group’s PRC subsidiaries and affiliated schools are subject to the statutory income tax rate at 25% unless otherwise specified.
In accordance with the prevailing tax regulations, Yunnan WFOE and Yunnan Zhongchuang Education Tutorial Academy were qualified to enjoy 15% preferential income tax rate under “Development Plan for Western China” from 2017 to 2020 which is further extended another 10 years to 2030 if they continue to satisfy all the requirements pursuant to the relevant tax regulations in each of those years.
According to the Implementation Rules for the Law for Promoting Private Education in 2004 (the “2004 Implementing Rules”), private schools, whether requiring reasonable returns or not, may enjoy preferential tax treatment. The 2004 Implementing Rules provide that the relevant authorities under the State Council may introduce preferential tax treatments and related policies applicable to private schools requiring reasonable returns.
According to the Law of People’s Republic of China on the Promotion of Private Education as revised in 2016 (“2016 Revised Private Education Law”), non-profit
private schools will be entitled to similar tax benefits as public schools. However, taxation policies of for-profit
private schools are still unclear as more specific provisions are to be introduced. As of the date of this consolidated financial statements, most of our schools are in transition period for for-profit
and
non-profit
election. As such, the Group is unable to determine the income tax impact as a result of the 2016 Revised Private Education Law on the profitability of its affiliated schools in future fiscal years.

The applicable income tax rate of the Group’s affiliated schools for the years ended December 31, 2018, 2019 and 2020 are summarized as below:

School name	Note	Applicable income tax rate
Yunnan Hengshui Ch e nggong Experimental Secondary School	(i)	Income tax exemption
Yunnan Hengshui Experimental Secondary School—Xishan School	(i)	Income tax exemption
Yunnan Hengshui Yiliang Experimental Secondary School	(i)	Income tax exemption
Qujing Hengshui Experimental Secondary School	(i)(iv)	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School	(i)	Income tax exemption
Xinping Hengshui Experimental Middle School	(i)(iv)	Income tax exemption
Resorts District Hengshui Experimental Secondary School	(ii)	Income tax exemption on certain income
Yunnan Long-Spring Foreign Language Secondary School	(ii)	Income tax exemption on certain income
Ordos Hengshui Experimental High School	(iii)	25%
Xinping Hengshui Experimental High School Co., Ltd.	(iii)(iv)	Preferential tax rate of small and micro enterprise
Datong Gaokao Tutorial School	(iii)(iv)	Preferential tax rate of small and micro enterprise
Guizhou Mingde Tutorial School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Zhenxiong High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Wenshan Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Xishuangbanna Hengshui Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Qiubei Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Experimental Secondary School—Mengla School	(iii)	Preferential tax rate of small and micro enterprise

Notes:
(i)	As confirmed by the local tax authorities, these school are exempt from income taxes for the years ended December 31, 2018, 2019 and 2020, respectively.
(ii)
Resorts District Hengshui Experimental Secondary School and Yunnan Long-Spring Foreign Language Secondary School are entitled to a five-year enterprise income tax exemptions for certain revenue that meets relevant legal requirements from January 1, 2018 through December 31, 2022 and from January 1, 2019 through December 31, 2023 respectively, as determined by the local government authorities as non-profit
organizations.

(iii)
As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2018, 2019 and 2020, respectively. For the year ended December 31, 2020, the newly established schools are qualified as small and micro enterprises, the preferential tax rates of 5% or 10% are applied.

(iv)
Under 2016 Revised Private Education Law, Qujing Hengshui Experimental Secondary School and Xinping Hengshui Experimental Middle School have registered as non-profit
schools in 2019 and are qualified for similar tax benefits as public schools, which entitle them to income tax exemptions.

Xinping Hengshui Experimental High School Co., Ltd. and Datong Hengshi Gaokao Tutorial School have registered as for-profit
private education institutions, both of which are subject to income tax.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the New EIT Law provide that non-resident
legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as China resident enterprises for 2008 EIT law purposes.
If the PRC tax authorities subsequently determine that the Company is deemed China resident enterprise, the Company will be subject to the PRC income tax at the rate of 25%. Dividends paid to non-PRC-resident
corporate investor from profits earned by the PRC subsidiaries and VIEs on or after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a
PRC-resident
enterprise to its
non-PRC-resident
corporate investor for earnings generated beginning on January 1, 2008.
The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or the VIEs’ earnings within the Group.
Income taxes
The (loss)/income before income taxes and the provision for PRC income taxes for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Years Ended December 31,
	2018	2019	2020
(Loss)/income before income taxes	(159,500)	37,060	96,324

Current income tax expense	16,088	8,453	21,501
Deferred tax benefits	(5,902)	(3,083)	(6,097)

Total income taxes expenses	10,186	5,370	15,404

Tax rate reconciliation
The actual income tax expenses reported in the consolidated statements of comprehensive income/(loss) differs from the amount computed by applying the PRC statutory income tax rate of 25% to (loss)/income before income taxes due to the following:

		Years Ended December 31,
	Note	2018	2019	2020
(Loss)/income before income taxes		(159,500)	37,060	96,324
Income tax computed at PRC statutory tax rate		(39,875)	9,265	24,081
Effect of non-taxable income		(249)	(2,444)	(3,516)
Effect of non-deductible expenses		33,426	1,674	2,085
Effect of preferential tax rate		14,064	(4,019)	(7,282)
Deferred income tax liabilities for undistributed profits	(i)	(4,332)	—	—
Withholding income tax accrued for declared dividends	(i)	5,859	—	—
Changes of valuation allowances		1,293	523	(1,682)
Late payment surcharge on uncertain tax position		—	553	852
Others		—	(182)	866

		10,186	5,370	15,404

Notes:
(i):
The Group has recognized deferred tax liability for the undistributed earnings of Yunnan WFOE and its subsidiaries of RMB4,332 as of December 31, 2017 and reversed the amounts in 2018 as the dividend was paid out.

The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIEs as of December 31, 2019 and 2020, as the Group plans to indefinitely reinvest these earnings in the PRC. Each of the VIEs does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC. Determination of the amount of unrecognized deferred tax liability related to these VIEs earnings is not practicable.

Deferred taxes
The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
Deferred tax assets:
Allowance for doubtful accounts	409	408
Deductible donation expenses carried forwards	2,641	2,646
Accrued expenses	2,621	4,250
Registration fees	2,826	3,351
Property and equipment	68	137
Net operating loss carry forwards	1,696	3,690

Total gross deferred tax assets	10,261	14,482
Valuation allowance on deferred tax assets	(2,484)	(802)

Deferred tax assets, net of valuation allowance	7,777	13,680

Deferred tax liabilities:
Property and equipment	(1,200)	(968)
Intangible assets	(11,918)	(11,153)
Government grants	(415)	(1,218)

Total deferred tax liabilities	(13,533)	(13,339)

Net deferred tax (liabilities)/assets	(5,756)	341

Analysis as:
Deferred tax assets	6,567	12,274
Deferred tax liabilities	(12,323)	(11,933)

Net deferred tax (liabilities)/assets	(5,756)	341

The following table presents the movement of the valuation allowance for the deferred tax assets:

	2018	2019	2020
Balance as of January 1,	668	1,961	2,484
Increase/(decrease) during the year	1,293	523	(1,682)

Balance as of December 31,	1,961	2,484	802

The Group determined the valuation allowance on an entity by entity basis. The valuation allowance as of December 31, 2018, 2019 and 2020 was primarily related to certain PRC subsidiaries or affiliated schools, which were at cumulative loss positions. In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The net operating losses carry forwards of the Group’s PRC subsidiaries will expire in the following years:

	2019	2020
2022	470	—
2023	1,453	442
2024	4,861	990
2025	—	13,328

	6,784	14,760

Non-current
income tax payables
The Group recognizes the benefit of positions taken or expected to be taken in tax returns in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities. A recognized tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2019	2020
Balance as of January 1,	1,046	2,567	3,686
Additions on tax positions	1,521	1,119	4,271

Balance as of December 31,	2,567	3,686	7,957

In 2018, 2019 and 2020, the Group increased its unrecognized tax benefits by RMB1,521, RMB1,119 and RMB4,271 respectively, related to uncertainty with regards to the deductibility of certain expenses incurred during the years. The unrecognized tax benefits balance as of December 31, 2019 and 2020 were RMB3,686 and RMB7,957 respectively, all of which, if recognized upon audit settlement or statute expiration, would affect the effective tax rate. The Group is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.
According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.